Chapman and Cutler LLP                                  111 West Monroe Street
                                                        Chicago, Illinois  60603


                               November 21, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington D.C.  20549

Attn:  Stephanie D. Hui

                                  Re: FT 5226
                Target Global Value Dividend Portfolio, Series 2
                                  (the "Fund")


Dear Ms. Hui:


     Included herewith please find a copy of the Initial Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on November 21, 2014. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will consist of the portfolio described above. The portfolio will be selected through application of an objective investment strategy, which will be accompanied by hypothetical past performance information which has been previously reviewed by the staff of the Commission. A recent example of a similar unit invest trust, which utilized the same strategy as the Trust, is FT 5039 (File No. 333-198166), which was declared effective by the Commission on September 18, 2014. We have modified the language in the Trust's prospectus to conform with comments received from the staff of the Commission regarding FT 5039.

     We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about December 23, 2014, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of hypothetical performance information for the investment strategy by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on December 23, 2014.

     Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-3017) or Eric F. Fess at (312/845-3781).

                                         Very truly yours,

                                         CHAPMAN AND CUTLER LLP



                                         By  /s/ Brian D. Free
                                             _______________________
                                                 Brian D. Free


cc:  Eric F. Fess
     W. Scott Jardine

Enclosure